Discontinued Operations (Details) - Schedule of assets and liabilities related to these CMI discontinued operations - CMI Transaction [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets
Accounts receivable, net		$ 66,043
Prepaid expenses		7,601
Inventory, net		791,868
Property and equipment, net		2,714,771
Goodwill
Intangible assets, net		2,481,128
Security deposits		11,522
Right of use asset, net		794,907
Total current assets held for sale		6,867,840
Total assets held for sale		6,867,840
Liabilities
Accounts payable and accrued expenses		211,463
Taxes payable		22,645
Notes payable, related parties		458,599
Right of use liability		771,578
Total liabilities held for sale		1,464,285
Net assets		$ 5,403,555